Zaxis International Inc. - Statement of Stockholders' Deficit	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Common Stock, Share
Equity Balance, beginning of period	423,782	423,782
Imputed related party interest
Stock issued upon conversion on notes payable		4,125,000
Discount on convertible notes
Net loss year end
Equity Balance, end of period	423,782	4,548,782
Common Stock, Amount
Equity Balance, beginning of period	42	42
Imputed related party interest
Stock issued upon conversion on notes payable		413
Discount on convertible notes
Net loss year end
Equity Balance, end of period	42	455
Additional Paid-In Capital
Equity Balance, beginning of period	121,373	121,373
Imputed related party interest		17,490
Stock issued upon conversion on notes payable		124,587
Discount on convertible notes		125,000
Net loss year end
Equity Balance, end of period	121,373	388,450
Accumulated Deficit
Equity Balance, beginning of period	(348,794)	(400,194)
Imputed related party interest
Stock issued upon conversion on notes payable
Discount on convertible notes
Net loss year end	(51,400)	(173,870)
Equity Balance, end of period	(400,194)	(574,064)
Total Shareholders' Deficit
Equity Balance, beginning of period	(227,379)	(278,779)
Imputed related party interest		17,490
Stock issued upon conversion on notes payable		125,000
Discount on convertible notes		125,000
Net loss year end	(51,400)	(173,870)
Equity Balance, end of period	(278,779)	(185,159)